Note 14 - Net Income (Loss) Per Share (Tables)	12 Months Ended
Oct. 31, 2020
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years ended October 31,
	2020	2019	2018
Net income (loss) (numerator)	$(6,121,224)	$(5,669,321)	$1,068,753
Shares (denominator)	7,354,513	7,387,141	7,593,435
Basic and diluted net income (loss) per share	$(0.83)	$(0.77)	$0.14